Related Parties (Details) - Schedule of Related Party Transactions - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing franchise fee to Tim Hortons Restaurants International GmbH [Member]
Related Party Transaction [Line Items]
Related parties	[1]	$ 51,697,551	$ 31,882,569	$ 15,576,324
Continuing franchise fee to PLK APAC Pte. Ltd.[Member]
Related Party Transaction [Line Items]
Related parties	[1]	488,633
Upfront franchise fee to Tim Hortons Restaurants International GmbH [Member]
Related Party Transaction [Line Items]
Related parties	[2]	27,318,877	23,553,799	24,265,373
Upfront franchise fee to PLK APAC Pte. Ltd [Member]
Related Party Transaction [Line Items]
Related parties	[2]	513,564
Purchase of coffee beans from TDL Group Corp [Member]
Related Party Transaction [Line Items]
Related parties	[3]	63,400,907	49,135,749	28,168,228
Provision of consumer research service to THRI [Member]
Related Party Transaction [Line Items]
Related parties				428,148
Services provided by Pangaea Data Tech (Shanghai) Co., Ltd [Member]
Related Party Transaction [Line Items]
Related parties	[4]	8,778,892	7,206,906
Reimbursements to Cartesian Capital Group, LLC [Member]
Related Party Transaction [Line Items]
Related parties	[5],[6]		$ 1,845,960

[1]	Pursuant to the master development agreement between the Company and THRI and PLK, pays continuing franchise fee based on certain percentage of revenue generated from Company owned and operated stores and franchise stores, and such continuing franchise fee was recorded in Franchise and royalty expenses.
[2]	Pursuant to the master development agreement between the Company and THRI and PLK, the Company pays upfront franchise fee for each newly opened store to THRI and PLK during the term of the master development contract. The amortization expense of upfront franchise fee in the amount of RMB1,837,556, RMB334,034 and nil for the years ended December 31, 2023, 2022 and 2021, respectively, are included in Franchise and royalty expense financial caption.
[3]	The Company purchased coffee beans from TDL Group Corp. for its daily operation in the amount of RMB63,400,907, RMB49,135,749 and RMB28,168,228 for the year ended December 31, 2023, 2022 and 2021, respectively. The Company sold and recognized coffee beans purchased from TDL Group Corp.for its daily operation in the costs of food and packaging in the amount of RMB72,109,353, RMB36,862,860 and RMB19,521,561 for the year ended December 31, 2023, 2022 and 2021, respectively.
[4]	Pangaea Data Tech (Shanghai) Co., Ltd. (“DataCo”) provides various data maintenance and management services, technical supports and consulting services in support of the operation of the Company. RMB998,515,RMB550,000, and nil for the years ended December 31, 2023, 2022 and 2021, respectively of purchased services are recognized in other operating expenses, respectively while RMB7,780,377, RMB6,656,906 and nil are capitalized in property and equipment for the years ended December 31, 2023, 2022 and 2021 respectively.
[5]	Cartesian Capital Group, LLC paid travel and entertainment expenses relating to Company’s directors on behalf of the Company.
[6]	On March 30, 2023, the Company acquired Popeyes China. As part of the consideration, the Company is obligated to pay Deferred Contingent Consideration. See Note 3 for details of Popeyes Transaction involving Pangaea Three Acquisition Holdings IV, Limited.